UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas              April 23, 2009
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)









                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      37
 Form 13F Information Table Value Total:      880,240

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name





                                                   FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   03/31/2009
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                        COM             00651F108      2604    1085000 SH       SOLE         1085000         0         0
ADOBE SYS INC                      COM             00724F101     16567     774500 SH       SOLE          774500         0         0
ALLEGHENY TECHNOLOGIES INC         COM             01741R102     12281     560000 SH       SOLE          560000         0         0
APPLE INC                          COM             037833100     41756     397221 SH       SOLE          397221         0         0
BANK OF AMERICA CORPORATION        COM             060505104     14514    2128145 SH       SOLE         2128145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     26790        309 SH       SOLE             309         0         0
BP PLC                             SPONSORED ADR   055622104     53671    1338429 SH       SOLE         1338429         0         0
CINTAS CORP                        COM             172908105     18046     730000 SH       SOLE          730000         0         0
CISCO SYS INC                      COM             17275R102     53295    3178000 SH       SOLE         3178000         0         0
CNOOC LTD                          SPONSORED ADR   126132109     16276     161786 SH       SOLE          161786         0         0
COCA COLA CO                       COM             191216100     58156    1323229 SH       SOLE         1323229         0         0
CROSSTEX ENERGY INC                COM             22765Y104      1493     910371 SH       SOLE          910371         0         0
DEVON ENERGY CORP NEW              COM             25179M103     18924     423441 SH       SOLE          423441         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105      3418     110000 SH       SOLE          110000         0         0
GUSHAN ENVIRONMENTAL ENRGY L       SPON ADR        40330W106      2586    1530000 SH       SOLE         1530000         0         0
HEINZ H J CO                       COM             423074103      9389     284000 SH       SOLE          284000         0         0
HORSEHEAD HLDG CORP                COM             440694305      5578    1014255 SH       SOLE         1014255         0         0
JOHNSON & JOHNSON                  COM             478160104     69166    1314943 SH       SOLE         1314943         0         0
KIMBERLY CLARK CORP                COM             494368103     43251     938000 SH       SOLE          938000         0         0
KRAFT FOODS INC                    CL A            50075N104     36234    1625571 SH       SOLE         1625571         0         0
MICROSOFT CORP                     COM             594918104     48891    2661486 SH       SOLE         2661486         0         0
NEWELL RUBBERMAID INC              COM             651229106      3842     602153 SH       SOLE          602153         0         0
NOKIA CORP                         SPONSORED ADR   654902204     34048    2917557 SH       SOLE         2917557         0         0
PACKAGING CORP AMER                COM             695156109     13942    1070779 SH       SOLE         1070779         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     38135    1311848 SH       SOLE         1311848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       729      16455 SH       SOLE           16455         0         0
SANDRIDGE ENERGY INC               COM             80007P307      4519     685755 SH       SOLE          685755         0         0
SCHLUMBERGER LTD                   COM             806857108     10074     248000 SH       SOLE          248000         0         0
SONOCO PRODS CO                    COM             835495102     18148     865000 SH       SOLE          865000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100      9045     505291 SH       SOLE          505291         0         0
WALGREEN CO                        COM             931422109     19911     767000 SH       SOLE          767000         0         0
WASTE MGMT INC DEL                 COM             94106L109     25760    1006264 SH       SOLE         1006264         0         0
WEATHERFORD INTERNATIONAL LT       REG             H27013103      7035     635500 SH       SOLE          635500         0         0
WELLS FARGO & CO NEW               COM             949746101     35533    2495286 SH       SOLE         2495286         0         0
WEYERHAEUSER CO                    COM             962166104     28175    1021948 SH       SOLE         1021948         0         0
WYETH                              COM             983024100     68416    1589600 SH       SOLE         1589600         0         0
ZORAN CORP                         COM             98975F101     10042    1141116 SH       SOLE         1141116         0         0
                                                     ------------------
                                   GRAND TOTAL                  880240

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